Note 3 - Property and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.
          Property and Equipment

Property and equipment as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December
31,
2016
and
2015:

	2016	2015
Laboratory equipment	$525,956	$525,956
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	670,246
Accumulated depreciation and amortization	(615,418)	(586,638)
Property and equipment, net	$54,828	$83,608

Depreciation and leasehold amortization expense was
$28,780,
$28,935,
and
$59,037
during the years ended
December
31,
2016,
2015
and
2014,
respectively.